Equity Incentive Plan (Tables)	6 Months Ended
Jun. 30, 2024
Equity Incentive Plan [Abstract]
Non-vested Restricted Shares Activity
A summary of the status of the Company’s non-vested restricted shares as of June 30, 2024, and the movement during the six-month period ended June 30, 2024, is presented below:
	Number of restricted shares	Weighted average grant date fair value per non-vested share
Non-vested, December 31, 2023	1,240,000	5.83
Granted	760,000	4.52
Non-vested, June 30, 2024	2,000,000	5.33